Investment in Affiliates - Navios Midstream Revised (Details) $ / shares in Units, $ in Thousands	6 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 18, 2015 USD ($) $ / shares shares	Jul. 29, 2016 USD ($)	Sep. 30, 2016 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 18, 2014 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility					$ 0		$ 192,930	$ 161,932
Preferred stock, value					0		0
Investment in affiliates received upon sale of vessels					0		27,111	145,860
Carrying amount of investment in Navios Midstream					196,695		204,808
Equity in net earnings of affiliated companies					15,499		18,436	2,000
Proceeds from Issuance of Common Stock					0		0	54,289
Aggregate consideration of investment in affiliates					$ 89		7,201	0
Navios Midstream Revised
Investments In And Advances To Affiliates [Line Items]
Number of vessel-owning companies acquired				4
Navios Midstream IPO net proceeds				$ 110,403
Proceeds from loan facility				$ 104,451
Navios GP LLC general partner interest in Navios Midstream				2.00%	2.00%
Limited partnership interest					57.90%
Carrying amount of investment in Navios Midstream	$ 27,665				$ 184,834		191,968		$ 183,141
Maximum Aggregate Offering Price For Issuance Of Limited Partner Interests		$ 25,000
Loss recognised as a result of the issuance of common units of Navios Midstream					(246)
Unamortized difference of investment	2,554				21,221		22,120		20,169
Equity in net earnings of affiliated companies					14,219		15,825	1,171
Aggregate consideration for general partner interests			$ 75			$ 14
Dividends received from affiliates					21,283		$ 17,202	$ 0
General partnership interests | shares			5,655			1,143
Total market value of the investment					$ 135,817
Navios Midstream Revised | Credit Suisse AG
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity				$ 126,000
Navios Midstream Revised | Intangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment	(72)								(332)
Navios Midstream Revised | Tangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment	$ 2,626								$ 20,501
Navios Midstream Revised | Subordinated Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares				9,342,692
Limited partnership interest					44.40%
Navios Midstream Revised | Common Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares				1,242,692
Limited partnership interest					5.90%
Navios Midstream Revised | General Partner Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares	32,509			381,334
Proceeds from issuance of general partner units	$ 551
Navios Midstream Revised | Subordinated Series A Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares	1,592,920
Limited partnership interest					7.60%
Share price | $ / shares	$ 17.02
Investment in affiliates received upon sale of vessels	$ 27,111